Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Abstract]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method
a.	The following tables present the changes in investments in associates and joint ventures accounted for using the equity method as of December 31, 2017 and 2016:

					Balance as of		Share of Profit	Dividends	Foreign Currency	Other Comprehensive	Other Increase	Balance as of
Taxpayer ID Number	Associates and Joint Ventures	Country	Currency	Ownership Interest	01-01-2017 ThCh$	Additions ThCh$	(Loss) ThCh$	Declared ThCh$	Translation ThCh$	Income ThCh$	(Decrease) ThCh$	12-31-2017 ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,982,934	—	841,957	(743,734)	(297,841)	—	—	3,783,316
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,033)	—	—	—	(4,205,233)	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	8,222,763	—	595,996	—	—	—	—	8,818,759
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	91,335	—	44,176	—	(29,198)	(1,490)	323	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,039)	(1,490)	(4,204,910)	12,707,221

					Balance as of		Share of Profit	Dividends	Foreign Currency	Other Comprehensive	Other Increase	Balance as of
Taxpayer ID Number	Associates and Joint Ventures	Country	Currency	Ownership Interest	01-01-2016 ThCh$	Additions ThCh$	(Loss) ThCh$	Declared ThCh$	Translation ThCh$	Income ThCh$	(Decrease) ThCh$	12-31-2016 ThCh$
96.806.130-5	Electrogas S.A. (*)	Chile	U.S. dollar	42.50%	12,042,873	—	5,166,226	(3,979,095)	(844,372)	607,375	(12,993,007)	—
76.788.080-4	GNL Quintero S.A. (**)	Chile	U.S. dollar	20.00%	17,137,023	—	2,750,075	(2,598,035)	(816,094)	(12,298,165)	(4,174,804)	—
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	2,662,029	—	1,491,025	—	(170,120)	—	—	3,982,934
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A.	Chile	Chilean peso	51.00%	6,280,293	2,346,000	(2,185,127)	—	—	—	—	6,441,166
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	7,594,153	—	628,610	—	—	—	—	8,222,763
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	—	235,090	23,610	—	(21,044)	(656)	(145,665)	91,335
Foreign	Southern Cone S.A.	Argentina	Argentine peso	2.00%	—	3,326	3,780	—	(1,080)	(63)	(5,963)	—
				TOTAL	45,716,371	2,584,416	7,878,199	(6,577,130)	(1,852,710)	(11,691,509)	(17,319,439)	18,738,198
(*)	See Note 5.
(**)	See Note 12.1.b.

Summary of Financial Information from Financial Statements of Investments in Associates

The following tables show financial information as of December 31, 2017 and 2016, from the financial statements of the investments in associates where the Group has significant influence:

	As of December 31, 2017
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	71,254,956	148,950	60,052,823	—	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652

	As of December 31, 2016
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	90,283,944	117,703	78,452,153	—	615,229,994	(610,756,322)	4,473,672	(510,406)	3,963,266
GNL Quintero S.A.	20.00%	—	—	—	—	86,471,706	(72,752,059)	13,719,647	(65,571,292)	(51,851,645)
Electrogas S.A.	42.50%	9,318,456	40,746,438	5,683,680	13,809,430	24,126,070	(11,970,244)	12,155,826	(347,369)	11,808,457

Summary of Financial Information from Financial Statements of Main Joint Ventures

The following tables present information from the financial statements as of December 31, 2017 and 2016, on the main joint ventures:

	Centrales Hidroeléctricas		Transmisora Eléctrica
	de Aysén S.A.		de Quillota Ltda.
	51.0%	51.0%	50.0%	50.0%
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
Financial statement items	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	355,835	863,962	7,793,702	6,366,378
Total non-current assets	8,030,172	15,159,321	12,036,201	12,034,576
Total current liabilities	139,182	3,324,706	440,426	245,025
Total non-current liabilities	—	68,081	1,751,963	1,710,406
Cash and cash equivalents	355,446	860,719	7,310,296	5,716,196
Revenues	—	—	2,813,493	2,774,316
Other fixed operating expenses	(8,144,855)	(4,363,197)	(525,471)	—
Depreciation and amortization expense	—	—	(782,322)	(773,093)
Interest income	24,829	42,046	—	134,995
Income tax expense	—	(7,070)	(313,709)	(225,008)
Profit (loss)	(8,193,671)	(4,284,131)	1,191,991	1,257,220
Other comprehensive income	—	—	—	—
Comprehensive income	(8,193,671)	(4,284,131)	1,191,991	1,257,220